Prepaid Expenses and Other Current Assets, Net - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid VAT	¥ 62,121		¥ 79,434
Prepaid other service fees	49,645		37,339
Receivables for disposal of property and equipment	12,983
Deposits	6,016		9,968
Prepaid rental expenses	721		6,909
Others	5,288		5,076
Less: allowance for other receivables	(95)		0
Prepaid expenses and other current assets	140,894	$ 20,428	161,826
Receivables from Third Party Payment Platforms
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Receivables from third party payment platforms	¥ 4,215		¥ 23,100